Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Financial assets and liabilities

19.  Financial assets and liabilities

The Group’s net debt was as follows:

	At December 31,
	2022	2021
	$’m	$’m
Loan notes	3,231	2,690
Other borrowings	361	197
Net borrowings	3,592	2,887
Cash, cash equivalents and restricted cash	(555)	(463)
Net debt	3,037	2,424

The Group’s net borrowings of $3,592 million (2021: $2,887 million) are classified as non-current liabilities of $3,524 million (2021: $2,831 million) and current liabilities of $68 million (2021: $56 million) in the consolidated statement of financial position at December 31, 2022.

At December 31, 2022, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	480	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	533	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	415	06-Aug-26	Revolving	–	–	415
Lease obligations	Various	–	–	Amortizing	–	327	–
Other borrowings	Various	–	Rolling	Amortizing	–	40	–
Total borrowings						3,630	415
Deferred debt issue costs						(38)	–
Net borrowings						3,592	415
Cash, cash equivalents and restricted cash						(555)	555
Net debt / available liquidity						3,037	970

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2021 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	510	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	566	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–		325
Lease obligations	Various	–	–	Amortizing	–	182	–
Other borrowings	Various	–	Rolling	Amortizing	–	19	–
Total borrowings						2,927	325
Deferred debt issue costs						(40)	–
Net borrowings						2,887	325
Cash, cash equivalents and restricted cash						(463)	463
Net debt / available liquidity						2,424	788

The following table summarizes the Group’ movement in net debt:

	At December 31,
	2022	2021
	$’m	$’m
Net increase in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	(92)	(206)
Increase in net borrowings	705	52
Increase/(decrease) in net debt	613	(154)
Net debt at January 1,	2,424	2,578
Net debt at December 31,	3,037	2,424
*	Includes exchange loss on cash, cash equivalents and restricted cash

The increase (2021: decrease) in net debt primarily includes proceeds from borrowings of $732 million (2021: $2,780 million), of which $23 million (2021:$7 million) was a non-cash transaction (a supplier credit arrangement in the Americas), a net increase in lease obligations of $145 million (2021: $46 million), a net decrease of deferred debt issue costs of $2 million (2021: increase of $40 million) which is partly offset by repayments of borrowings of $110 million (2021: $5 million), an increase in cash, cash equivalents and restricted cash of $92 million (2021: increase of $206 million), foreign exchange gains of $64 million (2021: gains of $61 million). For the year ended December 31, 2021, the decrease in net debt also includes repayments of related party borrowings of $2,668 million, of which $927 million was a non-cash transaction.

Maturity profile

The maturity profile of the Group’s total borrowings is as follows:

	At December 31,
	2022	2021
	$’m	$’m
Within one year or on demand	68	56
Between one and three years	100	55
Between three and five years	704	59
Greater than five years	2,758	2,757
Total borrowings	3,630	2,927
Deferred debt issue costs	(38)	(40)
Net borrowings	3,592	2,887

Included within total borrowings between three and five years and greater than five years is the Group’s Senior Secured Notes and Senior Notes of $3,263 million (2021: $2,726 million).

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities is as follows:

	At December 31,
	2022	2021
	$’m	$’m
Not later than one year	70	50
Later than one year and not later than five years	224	127
Later than five years	108	36
	402	213

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2022	$’m	$’m	$’m
Within one year or on demand	210	40	1,227
Between one and three years	374	4	—
Between three and five years	947	12	—
Greater than five years	2,891	1	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2021	$’m	$’m	$’m
Within one year or on demand	152	10	1,204
Between one and three years	242	2	—
Between three and five years	243	—	—
Greater than five years	2,973	—	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2022	$'m	$'m	$'m	$'m
Loan notes	3,263	(32)	3,231	2,702
Other borrowings	40	(6)	34	40
	3,303	(38)	3,265	2,742

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2021	$'m	$'m	$'m	$'m
Loan notes	2,726	(36)	2,690	2,682
Other borrowings	19	(4)	15	19
	2,745	(40)	2,705	2,701

Earnout Shares and Warrants

Please refer to note 21 for further details about the recognition and measurement of the Earnout Shares as well as the Public and Private Warrants.

Financing activity

2022

On June 8, 2022, the Group issued $600 million 6.000% Senior Secured Green Notes due 2027. Net proceeds from the issuance of the notes will be used for general corporate purposes.

Lease obligations at December 31, 2022 of $327 million (December 31, 2021: $182 million), primarily reflects $204 million of new lease liabilities and foreign currency movements, partly offset by $59 million of principal repayments, for the year ended December 31, 2022.

At December 31, 2022, the Group had $415 million available under the Global Asset Based Loan Facility. The amount increased from $325 million on September 27, 2022.

2021

On March 12, 2021, the Group, in connection with the transaction related to the combination of Ardagh Metal Packaging with Gores Holdings V, issued €450 million 2.000% Senior Secured Green Notes due 2028, $600 million 3.250% Senior Secured Green Notes due 2028, €500 million 3.000% Senior Green Notes due 2029 and $1,050 million 4.000% Senior Green Notes due 2029.

On March 24, 2021, and March 30, 2021, historical related party debt of $113 million was settled, being reflected as a non-cash capital contribution within other reserves.

On April 1, 2021, upon the consummation of the AMP Transfer, historical related party debt of $2,555 million was settled, of which $1,741 million was paid to AGSA with the remainder of $814 million being reflected as a non-cash capital contribution within other reserves.

On August 6, 2021, AMPSA and certain of its subsidiaries entered into a Global Asset Based Loan Facility in the amount of $300 million. The amount increased to $325 million on September 29, 2021.

Lease obligations at December 31, 2021 of $182 million, primarily reflect $100 million of new lease liabilities and $1 million of lease liabilities acquired, partly offset by $55 million of principal repayments and foreign currency movements for the year ended December 31, 2021.

Effective interest rates

	2022		2021
	USD	EUR	USD	EUR
2.000% Senior Secured Green Notes due 2028		2.27%		2.30%
3.250% Senior Secured Green Notes due 2028	3.52%		3.58%
6.000% Senior Secured Green Notes due 2027	6.70%
3.000% Senior Green Notes due 2029		3.25%		3.28%
4.000% Senior Green Notes due 2029	4.26%		4.31%

	2022	2021
	Various Currencies
Lease obligations	5.02%	4.55%

The carrying amounts of net borrowings are denominated in the following currencies.

	At December 31,
	2022	2021
	$’m	$’m
Euro	1,057	1,115
U.S. dollar	2,492	1,745
GBP	19	15
Other	24	12
	3,592	2,887

The Group has undrawn borrowing facilities expiring beyond one year at December 31, 2022, of $415 million (2021: $325 million).

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan facility and other borrowings – the fair values of the borrowings in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(iv)	Earnout Shares, Private Warrants and Public Warrants - the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants is based on an observable market price and represents a Level 1 input.

Derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	29	34	522
Forward foreign exchange contracts	18	23	1,132
At December 31, 2022	47	57	1,654

Included within the $47 million fair value assets and $57 million fair value liabilities at December 31, 2022, is $12 million and $nil, respectively, which have been transacted by AGSA.

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	101	2	284
Forward foreign exchange contracts	3	10	1,176
At December 31, 2021	104	12	1,460

Included within the $104 million fair value assets and $12 million fair value liabilities at December 31, 2021, is $95 million and $6 million, respectively, which have been transacted by AGSA.

Derivative instruments with a fair value of $9 million (2021: $7 million) are classified as non-current assets and $38 million (2021: $97 million) as current assets in the consolidated statement of financial position at December 31, 2022. Derivative instruments with a fair value of $17 million (2021: $2 million) are classified as non-current liabilities and $40 million (2021: $10 million) as current liabilities in the consolidated statement of financial position at December 31, 2022.

All cash payments in relation to derivative instruments are paid or received when they mature.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings. Certain derivative instruments have been entered into with external counterparties by AGSA on behalf of the Group and on the back of those related party derivatives between AGSA and the Group have been executed, the impact of which have been included in the consolidated financial statements.

Net investment hedges in foreign operations

During the year, the Group designated $326 million of its 6.000% Senior Secured Green Notes due 2027 as a net investment hedge. A gain of $7 million was recognized in relation to this hedge in the consolidated statement of comprehensive income.

Commodity forward contracts

The Group hedges a portion of its anticipated metal and energy purchases. Excluding conversion and freight costs, the physical metal and energy deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month. Certain forward contracts are designated as cash flow hedges and the Group has determined the existence of an economic relationship between the hedged item and the hedging instrument based on common indices used. Ineffectiveness may arise if there are changes in the forecasted transaction in terms pricing, timing or quantities, or if there are changes in the credit risk of the Group or the counterparty. The Group applies a hedge ratio of 1:1.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Certain forward contracts are designated as cash flow hedges and are set so to closely match the critical terms of the underlying cash flows. In hedges of forecasted foreign currency sales and purchases ineffectiveness may arise for similar reasons as outlined for metal forward contracts.

The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.